Intangible assets (Details 2) - INR (₨) ₨ in Thousands	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Disclosure Of Intangible Assets And Goodwill Explanatory [Line Items]
Intangible Assets Other Than Goodwill	₨ 561,924	₨ 567,917	₨ 544,507
Gross carrying amount [member]
Disclosure Of Intangible Assets And Goodwill Explanatory [Line Items]
Balance at beginning	1,570,794	1,407,289	1,335,239
Acquisitions during the year	173,424	163,505	72,050
Disposals during the year	0	0	0
Balance at ending	1,744,218	1,570,794	1,407,289
Accumulated depreciation and amortization [member]
Disclosure Of Intangible Assets And Goodwill Explanatory [Line Items]
Balance at beginning	1,002,877	862,782	744,188
Acquisitions during the year	179,417	140,095	118,594
Impairment loss on intangibles	0	0	0
Balance at ending	1,182,294	1,002,877	862,782
Bandwidth Capacity [Member]
Disclosure Of Intangible Assets And Goodwill Explanatory [Line Items]
Intangible Assets Other Than Goodwill	316,990	338,102	394,997
Bandwidth Capacity [Member] | Gross carrying amount [member]
Disclosure Of Intangible Assets And Goodwill Explanatory [Line Items]
Balance at beginning	642,391	642,391	642,391
Acquisitions during the year	41,943	0	0
Disposals during the year	0	0	0
Balance at ending	684,334	642,391	642,391
Bandwidth Capacity [Member] | Accumulated depreciation and amortization [member]
Disclosure Of Intangible Assets And Goodwill Explanatory [Line Items]
Balance at beginning	304,289	247,394	190,998
Acquisitions during the year	63,055	56,895	56,396
Impairment loss on intangibles	0	0	0
Balance at ending	367,344	304,289	247,394
Computer software [member]
Disclosure Of Intangible Assets And Goodwill Explanatory [Line Items]
Intangible Assets Other Than Goodwill	205,465	187,821	104,866
Computer software [member] | Gross carrying amount [member]
Disclosure Of Intangible Assets And Goodwill Explanatory [Line Items]
Balance at beginning	855,403	691,898	619,848
Acquisitions during the year	131,481	163,505	72,050
Disposals during the year	0	0	0
Balance at ending	986,884	855,403	691,898
Computer software [member] | Accumulated depreciation and amortization [member]
Disclosure Of Intangible Assets And Goodwill Explanatory [Line Items]
Balance at beginning	667,582	587,032	527,484
Acquisitions during the year	113,837	80,550	59,548
Impairment loss on intangibles	0	0	0
Balance at ending	781,419	667,582	587,032
Licences and franchises [member]
Disclosure Of Intangible Assets And Goodwill Explanatory [Line Items]
Intangible Assets Other Than Goodwill	39,469	41,994	44,644
Licences and franchises [member] | Gross carrying amount [member]
Disclosure Of Intangible Assets And Goodwill Explanatory [Line Items]
Balance at beginning	73,000	73,000	73,000
Acquisitions during the year	0	0	0
Disposals during the year	0	0	0
Balance at ending	73,000	73,000	73,000
Licences and franchises [member] | Accumulated depreciation and amortization [member]
Disclosure Of Intangible Assets And Goodwill Explanatory [Line Items]
Balance at beginning	31,006	28,356	25,706
Acquisitions during the year	2,525	2,650	2,650
Impairment loss on intangibles	0	0	0
Balance at ending	₨ 33,531	₨ 31,006	₨ 28,356